Fair Value Measurements (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 29, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Corporate Campus at Ashburn Center [Member]	Jul. 31, 2012 840 First Street, NE [Member]	Dec. 31, 2011 840 First Street, NE [Member]	Mar. 25, 2011 840 First Street, NE [Member]	Dec. 31, 2011 Fair Value, Measurements, Nonrecurring [Member]	Dec. 31, 2010 Fair Value, Measurements, Nonrecurring [Member]	Dec. 31, 2011 Fair Value, Measurements, Recurring [Member]	Dec. 31, 2010 Fair Value, Measurements, Recurring [Member]	Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Corporate Campus at Ashburn Center [Member]	Dec. 31, 2010 Fair Value, Measurements, Recurring [Member] Corporate Campus at Ashburn Center [Member]	Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] 840 First Street, NE [Member]	Dec. 31, 2011 Fair Value, Inputs, Level 1 [Member] Fair Value, Measurements, Nonrecurring [Member]	Dec. 31, 2010 Fair Value, Inputs, Level 1 [Member] Fair Value, Measurements, Nonrecurring [Member]	Dec. 31, 2011 Fair Value, Inputs, Level 1 [Member] Fair Value, Measurements, Recurring [Member]	Dec. 31, 2010 Fair Value, Inputs, Level 1 [Member] Fair Value, Measurements, Recurring [Member]	Dec. 31, 2011 Fair Value, Inputs, Level 1 [Member] Fair Value, Measurements, Recurring [Member] Corporate Campus at Ashburn Center [Member]	Dec. 31, 2010 Fair Value, Inputs, Level 1 [Member] Fair Value, Measurements, Recurring [Member] Corporate Campus at Ashburn Center [Member]	Dec. 31, 2011 Fair Value, Inputs, Level 1 [Member] Fair Value, Measurements, Recurring [Member] 840 First Street, NE [Member]	Dec. 31, 2011 Fair Value, Inputs, Level 2 [Member] Fair Value, Measurements, Nonrecurring [Member]	Dec. 31, 2010 Fair Value, Inputs, Level 2 [Member] Fair Value, Measurements, Nonrecurring [Member]	Dec. 31, 2011 Fair Value, Inputs, Level 2 [Member] Fair Value, Measurements, Recurring [Member]	Dec. 31, 2010 Fair Value, Inputs, Level 2 [Member] Fair Value, Measurements, Recurring [Member]	Dec. 31, 2011 Fair Value, Inputs, Level 2 [Member] Fair Value, Measurements, Recurring [Member] Corporate Campus at Ashburn Center [Member]	Dec. 31, 2010 Fair Value, Inputs, Level 2 [Member] Fair Value, Measurements, Recurring [Member] Corporate Campus at Ashburn Center [Member]	Dec. 31, 2011 Fair Value, Inputs, Level 2 [Member] Fair Value, Measurements, Recurring [Member] 840 First Street, NE [Member]	Dec. 31, 2011 Fair Value, Inputs, Level 3 [Member] Fair Value, Measurements, Nonrecurring [Member]	Dec. 31, 2010 Fair Value, Inputs, Level 3 [Member] Fair Value, Measurements, Nonrecurring [Member]	Dec. 31, 2011 Fair Value, Inputs, Level 3 [Member] Fair Value, Measurements, Recurring [Member]	Dec. 31, 2010 Fair Value, Inputs, Level 3 [Member] Fair Value, Measurements, Recurring [Member]	Dec. 31, 2011 Fair Value, Inputs, Level 3 [Member] Fair Value, Measurements, Recurring [Member] Corporate Campus at Ashburn Center [Member]	Dec. 31, 2010 Fair Value, Inputs, Level 3 [Member] Fair Value, Measurements, Recurring [Member] Corporate Campus at Ashburn Center [Member]	Dec. 31, 2011 Fair Value, Inputs, Level 3 [Member] Fair Value, Measurements, Recurring [Member] 840 First Street, NE [Member]
Non-recurring Measurements:
Impaired real estate and intangible assets at fair value									$ 10,583	$ 10,950						$ 0	$ 0						$ 5,250	$ 10,950						$ 5,333	$ 0
Recurring Measurements:
Derivative instrument-swap agreement											6,129	396						0	0						6,129	396						0	0
Contingent consideration recorded in connection with acquisition of real estate	$ 9,356	$ 9,400	$ 1,398	$ 688	$ 1,400	$ 7,100	$ 700	$ 9,400					$ 1,448	$ 1,398	$ 745					$ 0	$ 0	$ 0					$ 0	$ 0	$ 0					$ 1,448	$ 1,398	$ 745